STOCKHOLDERS' EQUITY AND EQUITY COMPENSATION - Summary of restricted stock activity (Details)	12 Months Ended
Sep. 30, 2025 $ / shares shares
Shares
Unvested (in shares)	2,336,000
Unvested (in shares)	1,593,000
Restricted Stock
Shares
Unvested (in shares)	2,417,200
Granted (in shares)	595,798
Vested (in shares)	(1,267,142)
Forfeited (in shares)	(113,401)
Unvested (in shares)	1,632,455
Weighted Average Grant- Date Fair Value
Unvested (in dollars per share) | $ / shares	$ 37.96
Granted (in dollars per share) | $ / shares	81.30
Vested (in dollars per share) | $ / shares	77.21
Forfeited (in dollars per share) | $ / shares	29.94
Unvested (in dollars per share) | $ / shares	$ 66.79